Investment Properties - Reconciliation of Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Investment Property [Abstract]
Net book value at January 1	$ 6,378	$ 730
Addition		5,197
Depreciation (included in administrative expenses)	(196)	(144)
Transfer from property plant and equipment		7
Exchange difference	(373)	588
Net book value at December 31	$ 5,809	$ 6,378